HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Accounts receivable and other	$ 28,512	$ 27,378
Equity accounted investments	59,124	47,094	$ 46,100
Investment properties	124,152	115,100	100,865
Property, plant and equipment	147,617	124,268
Goodwill	34,911	28,662	20,227
Intangible assets	38,994	38,411	30,609
Deferred income tax assets	3,338	3,403
Assets classified as held for sale	2,489	2,830
Liabilities
Accounts payable and other	58,893	57,065
Non-recourse borrowings of managed entities	221,550	202,684
Deferred income tax liabilities	24,987	23,190
Liabilities associated with assets classified as held for sale	118	876
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	11	46
Accounts receivable and other	79	154
Equity accounted investments	132	407
Investment properties	2,141	388
Property, plant and equipment	112	1,027
Other long-term assets	0	61
Goodwill	0	32
Intangible assets	10	712
Deferred income tax assets	4	3
Assets classified as held for sale	2,489
Liabilities
Accounts payable and other	112	304
Non-recourse borrowings of managed entities	4	569
Deferred income tax liabilities	2	3
Liabilities associated with assets classified as held for sale	118
Real Estate
Assets
Equity accounted investments	18,192	18,904
Property, plant and equipment	345	384	393
Goodwill	19	20
Intangible assets	69	71
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	2
Accounts receivable and other	48
Equity accounted investments	0
Investment properties	1,376
Property, plant and equipment	0
Other long-term assets	0
Goodwill	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	1,426
Liabilities
Accounts payable and other	57
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	57
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities	2
Renewable Power
Assets
Property, plant and equipment	66,351	55,243
Private Equity
Assets
Equity accounted investments	3,503	3,261
Property, plant and equipment	15,835	15,666
Goodwill	14,396	15,005
Intangible assets	21,217	23,649
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	101
Other long-term assets	0
Goodwill	0
Intangible assets	10
Deferred income tax assets	4
Assets classified as held for sale	115
Liabilities
Accounts payable and other	17
Non-recourse borrowings of managed entities	4
Liabilities associated with assets classified as held for sale	23
Asset management
Assets
Equity accounted investments	11,021	9,797
Property, plant and equipment	16,540	15,682	$ 11,174
Goodwill	2,674	3,348
Intangible assets	1,837	$ 2,640
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	9
Accounts receivable and other	31
Equity accounted investments	132
Investment properties	765
Property, plant and equipment	11
Other long-term assets	0
Goodwill	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	948
Liabilities
Accounts payable and other	38
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 38